COMBINED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 453	$ 446	$ 319
Common units issued (in shares)	80,591,366	80,581,758	80,581,758
Common units outstanding (in shares)	80,591,366	80,581,758	80,581,758
General partner interest, units issued (in shares)	1,443,015	1,443,015	1,443,015
General partner interest, units outstanding (in shares)	1,443,015	1,443,015	1,443,015